Long-term Debt - Narrative (Detail)					3 Months Ended		12 Months Ended
	Dec. 09, 2013 USD ($)	Feb. 15, 2013 USD ($) Amendments	Dec. 06, 2012 USD ($)	Aug. 08, 2012 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity				$ 390,000,000
Percent of assets pledged for secured debt				100.00%
Amortization of debt discount									$ 900,000
Deferred finance costs									5,700,000
Loss on extinguishment of debt							$ 0	$ 0	(15,918,000)
Amortization of debt issuance costs					$ 30,000	$ 30,000	122,000	122,000	2,511,000
Carrying value					386,107,000		$ 387,097,000	391,057,000
Effective interest rate							3.75%
Commitment fee percentage							0.50%
Interest expense, debt							$ 15,100,000	15,900,000	22,900,000
Interest costs capitalized								2,000,000	2,300,000
Covenant terms, maximum indebtedness exclusions							$ 40,000,000
Secured leverage ratio							3.75
Term Facility
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity				$ 350,000,000
Unamortized discount										$ 7,000,000
Payments of special dividend				350,000,000
Fair value							$ 385,200,000	$ 386,200,000
Effective interest rate							3.87%
Periodic principal payment							$ 1,000,000
End of term payment							$ 373,200,000
Revolving credit facility
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity				40,000,000
Effective interest rate								4.03%
Interest rate, stated percentage								4.25%
Letter of Credit
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity				10,000,000
Swing Line Facility
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity				$ 5,000,000
Federal Funds Effective Swap Rate | Term Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate							0.50%
Federal Funds Effective Swap Rate | Revolving credit facility
Line of Credit Facility [Line Items]
Basis spread on variable rate							0.50%
London Interbank Offered Rate (LIBOR) | Term Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate							1.00%
Interest rate, variable rate							2.75%
London Interbank Offered Rate (LIBOR) | Revolving credit facility
Line of Credit Facility [Line Items]
Basis spread on variable rate							1.00%
Interest rate, variable rate							3.25%
Base Rate | Term Facility
Line of Credit Facility [Line Items]
Interest rate, variable rate							1.75%
Base Rate | Revolving credit facility
Line of Credit Facility [Line Items]
Interest rate, stated percentage							2.25%
First Amended Credit Facility
Line of Credit Facility [Line Items]
Payments of special dividend			$ 50,000,000
First Amended Credit Facility | Term Facility
Line of Credit Facility [Line Items]
Additional borrowings			50,000,000
Deferred finance costs			$ 1,200,000
Second Amended Credit Facility | Term Facility
Line of Credit Facility [Line Items]
Deferred finance costs		$ 4,700,000
Number of amendments | Amendments		2
Line of credit, principal amount		$ 399,000,000
Variable rate decrease		1.50%
Basis spread on variable rate decrease in floor		0.22%
Second Amended Credit Facility | Revolving credit facility
Line of Credit Facility [Line Items]
Line of credit, principal amount									0
Variable rate decrease		1.50%
Second Amended Credit Facility | Interest Expense | Term Facility
Line of Credit Facility [Line Items]
Debt instrument, fee amount									$ 500,000
Third Amended Credit Facility
Line of Credit Facility [Line Items]
Loss on extinguishment of debt	$ 15,900,000
Amortization of debt issuance costs	9,200,000
Unamortized discount, net	5,700,000
Debt issuance cost	1,000,000
Third Amended Credit Facility | Term Facility
Line of Credit Facility [Line Items]
Line of credit, principal amount	$ 396,000,000
Basis spread on variable rate decrease in floor	(75.00%)
Amended Facility
Line of Credit Facility [Line Items]
Carrying value					386,100,000		$ 387,100,000	$ 391,100,000
Unrestricted cash and cash equivalents limit for the secured leverage ratio					$ 40,000,000
Secured leverage ratio					3.75
Amended Facility | Revolving credit facility
Line of Credit Facility [Line Items]
Line of credit, principal amount					$ 0		0
Amended Facility | Term loan
Line of Credit Facility [Line Items]
Carrying value					386,100,000		387,100,000
Fair value					$ 386,100,000		$ 385,200,000
Effective interest rate					3.86%		3.87%
Periodic principal payment					$ 1,000,000
End of term payment					$ 373,200,000
Minimum | London Interbank Offered Rate (LIBOR) | Term Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate							1.00%
Minimum | Base Rate | Term Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate							2.00%